Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
Affiliated Notes Receivable
Affiliated notes receivable included in “Receivables from parent and affiliates” at December 31, were as follows:

	Maturity Dates	Interest Rates			2022	2021
					(in thousands)
U.S. dollar fixed rate notes	2027	0.00%	-	14.85%	$688	$788
Total long-term notes receivable - affiliated(1)					$688	$788
(1) All long-term notes receivable may be called for prepayment prior to the respective maturity dates under specified circumstances.

Affiliated Asset Transfers	The table below shows affiliated asset trades for the years ended December 31, 2022 and 2021:

Affiliate	Date	Transaction	Security Type	Fair Value	Book Value	APIC, Net of Tax Increase/(Decrease)	Realized Investment Gain (Loss)
				(in thousands)
Prudential Insurance	September 2021	Purchase	Fixed Maturities	$10,810	$10,520	$(229)	$0
Prudential Insurance	September 2021	Sale	Fixed Maturities	$7,356	$6,477	$695	$0
Prudential Retirement Insurance & Annuity Co	September 2021	Purchase	Fixed Maturities	$19,724	$19,724	$0	$0
Prudential Retirement Insurance & Annuity Co	September 2021	Sale	Fixed Maturities	$22,557	$22,038	$0	$519
Prudential Insurance	September 2021	Purchase	Derivatives	$715	$213	$(396)	$0
Prudential Retirement Insurance & Annuity Co	September 2021	Purchase	Derivatives	$21	$21	$0	$0
Prudential Retirement Insurance & Annuity Co	September 2021	Sale	Derivatives	$816	$233	$0	$583
Prudential Insurance	August 2022	Purchase	Fixed Maturities	$21,389	$19,630	$(1,390)	$0